Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

Legal Proceedings

The Company is subject to certain claims and lawsuits arising in the normal course of business. The Company assesses liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. Where it is probable that the Company will incur a loss and the amount of the loss can be reasonably estimated, the Company records a liability in our consolidated financial statements. These legal accruals may be increased or decreased to reflect any relevant developments on a quarterly basis. Where a loss is not probable or the amount of the loss is not estimable, the Company does not record an accrual, consistent with applicable accounting guidance. Based on information currently available, advice of counsel, and available insurance coverage, the Company believes that the established accruals are adequate and the liabilities arising from the legal proceedings will not have a material adverse effect on the consolidated financial condition. However, that in light of the inherent uncertainty in legal proceedings there can be no assurance that the ultimate resolution of a matter will not exceed established accruals. As a result, the outcome of a particular matter or a combination of matters may be material to the results of operations for a particular period, depending upon the size of the loss or the income for that particular period.

1.) Pizzarotti Litigation - On or about August 10, 2018 Pizzarotti, LLC filed a complaint against the Company and Mahesh Shetty, the Company’s former President and CFO, and others, seeking unspecified damages for an alleged breach of contract by the Company and another entity named Phipps & Co. (“Phipps”). The lawsuit was filed as Pizzarotti, LLC. v. Phipps & Co., et al., Index No. 653996/2018 and commenced in the Supreme Court of the State of New York for the County of New York. On or about April 1, 2019, Phipps filed cross-claims against the Company and Mr. Shetty asserting claims for indemnification, contribution, fraud, negligence, negligent misrepresentation, and breach of contract. The Company has likewise cross claimed against Phipps for indemnification and contribution, claiming that any damages to the Plaintiff were the result of the acts or omissions of Phipps and its principals.

Pizzarotti’s suit arose from a contract dated April 3, 2018 that it executed with Phipps whereby Pizzarotti, a construction manager, engaged Phipps to perform stone procuring and tile work at a construction project located at 161 Maiden Lane, New York 10038. Pizzarotti’s claims against the Company arise from a purported assignment agreement dated August 10, 2018, whereby Pizzarotti claims that the Company agreed to assume certain obligations of Phipps under a certain trade contract between Pizzarotti and Phipps & Co. Phipps’ claims against the Company arise from a purported Assignment Agreement, dated as of May 30, 2018, between Pizzarotti, Phipps and the Company (the “Assignment Agreement”), pursuant to which, it is alleged, that the Company agreed to provide a letter of credit in connection with the sub-contracted work to be provided by Phipps to Pizzarotti.

The Company believes that the Assignment Agreement was void for lack of consideration and moved to dismiss the case on those and other grounds. On June 17, 2020, the New York Supreme Court entered an order dismissing certain claims against the Company brought by cross claimant Phipps & Co. Specifically, the court dismissed Phipps’ claims for indemnification, contribution, fraud, negligence and negligent misrepresentation. The court did not dismiss Phipps’ claim for breach of the Assignment Agreement. The issue of the validity of the Assignment Agreement, and the Company’s defenses to the claims brought by the plaintiff Pizzarotti, and cross claimant Phipps, are being litigated. The Company maintains that the Assignment Agreement, to the extent valid and enforceable, was properly terminated and/or there are no damages, and, consequently, that the claims brought against the Company are without merit. The Company intends to continue to vigorously defend the litigation. The parties have engaged in written discovery but no depositions have been conducted as of yet. By motion dated February 24, 2021, Pizzarotti moved to stay the entire action pending the outcome of a separate litigation captioned Pizzarotti, LLC v. FPG Maiden Lane, LLCet. al., Index No. 651697/2019, involving some of the same parties (but excluding the Company). Phipps cross moved to consolidate the two actions. The Company opposed both motions. On April 26, 2021, the court denied both motions and directed the parties to meet and confer concerning the scheduling of depositions. On May 10, 2021, the parties jointly filed with the court a proposed order providing the completion of depositions of all parties and nonparties by September 30, 2021. The court has not entered the proposed discovery order and no formal action has been taken by the plaintiff Pizzarotti nor the defendant-cross claimant Phipps since the proposed order was submitted. There are no scheduled hearings or conferences before the court at this time.

Litigation is subject to many uncertainties, and the outcome of this action is not predicted with assurance. The Company is currently unable to predict the possible loss or range of loss, if any, associated with the resolution of this litigation, and, accordingly, the Company has made no provision related to this matter in the consolidated financial statements.

Vendor Litigation

1.) SG Blocks, Inc. v HOLA Community Partners, et. al.

On April 13, 2020, Plaintiff SG Blocks, Inc. (the “Company”) filed a Complaint against HOLA Community Partners (“HCP”), Heart of Los Angeles Youth, Inc. (“HOLA”) (HCP and HOLA are collectively referred to as the “HOLA Defendants”), and the City of Los Angeles (“City”) in the United States District Court for the Central District of California, Case No. 2:20-cv-03432-ODW (“HOLA Action”). The Company asserted seven claims against HOLA Defendants arising out of and related to the HOLA Project, to wit, for: (1) breach of contract; (2) conversion; (3) default and judicial foreclosure under the Agreement as a security agreement; (4) misappropriation of trade secrets under California Civil Code section 3426; (5) misappropriation of trade secrets under 18 U.S.C. § 1836; and (6) intentional interference with contractual relations. On April 20, 2020, HOLA filed a separate action against the Company in the Los Angeles Superior Court arising out of the HOLA Project, asserting claims of (1) negligence; (2) strict products liability; (3) strict products liability, (4) breach of contract; (5) breach of express warranty; (6) violation of Business and Professions Code § 7031(b); and (7) violation of California’s unfair competition law, Business and Professions Code section 17200 (“UCL”) (“HOLA State Court Action”). The HOLA State Court Action was removed to the Central District of California and consolidated with the HOLA Action.

On January 22, 2021, the Company filed a Third-Party Complaint in the HOLA Action against Third-Party Defendants Teton Buildings, LLC, Avesi Construction, LLC, and American Home Building and Masonry Corp (“AHB”) for indemnity and contribution with respect to HOLA’s claims. The Company has also notified its general liability carrier Sompo International regarding coverage concerning HOLA’s claims On February 25, 2021, the Court entered an order dismissing the Company’s claims for (1) breach of contract; (2) conversion; (3) default and judicial foreclosure under the Agreement as a security agreement; (4) misappropriation of trade secrets under California Civil Code section 3426; (5) misappropriation of trade secrets under 18 U.S.C. § 1836; but denied dismissal of the Company’s claims for intentional interference with contractual relations. The Court also denied the Company’s motion to dismiss HOLA’s claims.

On March 12, 2021, the HOLA Defendants filed an answer to the Company’s complaint against it denying liability and asserting affirmative defenses. On March 12, 2021, the Company filed an answer to the HOLA Defendants’ First Amended Consolidated Complaint against it, denying liability and asserting affirmative defenses.

On April 26, 2021, the Company and the HOLA Defendants filed a Joint Stipulation to Dismiss HOLA Community Partners’ Sixth Claim for Relief (violation of California Business and Professions Code §7031(b)), with prejudice, pursuant to Fed. R. Civ. P. 41(a)(1)(A)(ii).

On July 23, 2021, the Company filed a First Amended Third-Party Complaint adding the following additional third party defendants seeking, inter alia, contractual indemnity, equitable indemnity; and contribution: American Home Building and Masonry Corp. (“American Home”), Anderson Air Conditioning, L.P. (“Anderson”). Broadway Glass and Mirror, Inc. (“Broadway”), Marne Construction, Inc. (“Marne”), The McIntyre Company (“McIntyre”), Dowell & Bradley Construction, Inc. dba J R Construction (“JR Construction”) Junior Steel Co. (“Junior Steel”) Saddleback Roofing, Inc. (“Saddleback”) Schindler Elevator Corporation (“Schindler”) U.S. Smoke & Fire Corp. (“U.S. Smoke”) and FirstForm, Inc. (“FirstForm”) (collectively the “Additional Third Party Defendants”).

On September 2, 2021, Schindler Elevator Corp. filed its answer to the First Amended Third-Party Complaint. On September 3, 2021, Junior Steel Co. filed its answer to the First Amended Third-Party Complaint. On September 7, 2021, Anderson Air Conditioning, L.P. filed its answer to the First Amended Third-Party Complaint. On October 6, 2021, the McIntyre Group filed its answer to the First Amended Third-Party Complaint.

On February 7, 2022, the Company filed a request for entry of a Clerk’s default against the following defendants: American Home Building and Masonry Corp., Avesi Construction, Marne Construction, Inc., FirstForm, Inc., Dowell & Bradley Construction, Inc, Saddleback Roofing, Inc., and US Smoke and Fire Corp. On February 9, 2022, the court entered a clerk’s default pursuant to Federal Rule 55 against the following defendants: American Home Building and Masonry Corp. Avesi Construction, Dowel & Bradley Construction, Inc., Saddleback Roofing Inc. and US smoke and Fire Corp. The parties that have answered and appeared in the case are currently engaged in discovery. The cut-off for fact discovery has been extended to September 12, 2022, and a trial was set for January 31, 2023.

2.) SG Blocks, Inc. v HOLA Community Partners, et. al.

On or about December 31, 2022, the parties who appeared in the HOLA Action executed a Settlement Agreement and Release. On February 28, 2023 the court “so ordered” the parties’ stipulation dismissing all causes of action against the parties to the Settlement Agreement and Release.

3.) Teton Buildings, LLC

(i) On January 1, 2019, the Company commenced an action against Teton Buildings, LLC (“Teton”) in Harris County, Texas (“Teton Texas Action”) to recover approximately $2,100,000 arising from defendant’s breach of the operative contract related to Heart of Los Angeles construction project in Los Angeles (the “HOLA Project”) entered into on or about June 2, 2017. The Petition brought claims of breach of contract, negligence, and breach of express warranty. In or about February 2022 the Company dismissed without prejudice the Teton Texas Action.

(ii) On or about September 12, 2018, the Company entered into a Firm Price Quote and Purchase (the “GVL Contract”) with Teton to govern the manufacture and provision of 23 shipping containers and modular units (the “Teton GVL Modules”) for the Four Oaks Gather GVL project in South Carolina (the “GVL Project.”). The Company maintains that Teton breached the GVL Contract by (i) failing to timely deliver the Teton GVL Modules, (ii) delivering Teton GVL Modules that were defective in their design and manufacture, (iii) otherwise failed to meet South Carolina Building Code regulations and (iv) breached applicable warranties. As a result of the breach and defects in performance, design and manufacture by Teton, Company asserts that it has sustained $761,401.66 in actual and consequential damages, excluding attorney’s fees. On October 16, 2019, Teton filed for Chapter 11 in the United States Bankruptcy Court for Southern District of Texas, Houston Division styled In re: Teton Buildings, LLC and bearing the case number 19-35811. On February 11, 2020, the Company filed a proof of claim again Teton in the amount of $2,861,401.66 arising from the HOLA Project and the GVL Contract.

On or about March 16, 2020, the Bankruptcy Court converted Teton’s Chapter 11 reorganization case to a Chapter 7 liquidation case. On July 18, 2019, Ronald Sommers, the Chapter 7 Trustee, filed a Report of No Distribution stating that there is no property available for distribution to creditors. On August 20, 2019, the Bankruptcy Court closed the Teton bankruptcy case. As such, there is no prospect of any recovery against Teton.

On January 22, 2021, the Company filed a third-party complaint against Teton in the United States District Court for the Central District of California, Case No. 2:20−cv−03432 in the HOLA Action (described above), seeking to determine Teton’s liability in its capacity as a bankruptcy debtor in order to collect any damages payable from Teton’s liability insurance carrier or carriers. On July 23, 2021, the Company filed a First Amended Third-Party Complaint against Teton and other named third party defendants (see #2 below). Teton has been served with the First Amended Third-Party Complaint and on or about February 11, 2022, Teton filed an answer and affirmative defenses.

On or about December 31, 2022, the parties who appeared in the HOLA Action, including Teton by and through its insurance carrier, executed a Settlement Agreement and Release. On February 28, 2023 the court “so ordered” the parties’ stipulation dismissing all causes of action against the parties to the Settlement Agreement and Release.

 4.) SG Blocks, Inc. v. EDI International, PC.-

On June 21, 2019, the Company filed a lawsuit against EDI International, PC, a New Jersey corporation, in the Superior Court of the State of California, County of Los Angeles, Central District, in connection with the parties’ consulting agreement, dated June 29, 2016, pursuant to which EDI International, PC, was to provide, for a fee, certain architectural and design services for the HOLA Project. The Company claims that EDI International, PC, tortiously interfered with the Company’s economic relationship with HOLA Community Partners and Heart of Los Angeles Youth, Inc. EDI International, PC, filed a cross-complaint for alleged unpaid fees and tortious interference with EDI International, PC’s contractual relationship with HOLA Community Partners and Heart of Los Angeles Youth, Inc. EDI International, PC’s cross-complaint seeks in excess of $30,429 in damages.

On July 8, 2020, the Company added PVE LLC as a defendant in the lawsuit, claiming PVE LLC is liable to the same extent as EDI International, PC. The case is currently in the discovery stage and a trial date has been set for May 2, 2022.

On May 14, 2021, EDI accepted the Company’s Statutory Offer of Compromise, pursuant to California Code of Civil Procedures §998, to settle EDI’s cross-claims. On July 26, 2021, the Company and EDI entered into a certain General Release agreement whereby in exchange for payment by the Company in the amount of $67,125.83 EDI released the Company from all liabilities and damages related to EDI’s cross-claims. The Company continues to prosecute its claim against EDI for tortious interference with the Company’s economic relationship with HOLA Community Partners and Heart of Los Angeles Youth, Inc. The discovery period has concluded and a trial date has been set for October 2023.

Litigation is subject to many uncertainties, and the outcome of this action is not predicted with assurance. The Company is currently unable to predict the outcome or possible recovery or loss or range of loss, if any, associated with the resolution of this litigation, and, accordingly, the Company has made no provision related to this matter in the consolidated financial statements.

Other Litigation

SG Blocks, Inc. v. Osang Healthcare Company, Ltd.,

On April 14, 2021, the Company commenced an action against Osang Healthcare Company, Ltd. (“Osang”) in the United States District Court, Eastern District of New York, Case No. 21-01990 (“Osang Action”). The Company has asserted that Osang materially breached a certain Managed Supply Agreement (“MSA”) entered into between the parties on October 12, 2020, pursuant to which the Company received on consignment two million (2,000,000) units of Osang’s “Genefinder Plus RealAmp Covid-19 PCR Test” (the “Covid-19 Test”) for domestic and international distribution. The Company has also asserted that Osang breached the covenant of good faith and fair dealing, fraudulently induced it to enter into the MSA, and violated §349 of the New York General Business Law’s prohibition of deceptive business practices.

On June 18, 2021, Osang served a motion to dismiss the Osang Action pursuant to Rule 12(b)(6) of the Federal Rules of Civil Procedure. On July 30, 2021, the Company served its opposition to the motion to dismiss. On September 22, 2022, the court entered an order granting in part and denying in part Osang’s motion to dismiss. The court denied that part of Osang’s motion that sought dismissal of the Company’s causes of action for breach of contract (but denied recovery of lost profits) and fraud, but dismissed the Company’s causes of action for breach of implied covenant of good faith and fair dealing, indemnification, accounting, and violation of the New York Unlawful and Deceptive Trade Practices Act (GBL §349).

A status conference was held on November 16, 2022 at which time the Court entered a scheduling order for the conducting of discovery. After mediation before the Court on March 14, 2023, the parties entered into a settlement agreement and mutual release on May 4, 2023.

Safe & Green Holdings Corp. v. Shaw et al.,

On March 15, 2023, the Company commenced an action against two shareholders, John William Shaw and Leo Patrick Shaw (the “Shaw Stockholders”), in the United States District Court for the Southern District of New York, captioned Safe and Green Holdings Corp. v. Shaw et al., 1:23-cv-02244, for violations of the short swing profit rule pursuant to Section 16(b) of the Securities and Exchange Act of 1934. On September 26, 2023, the Company entered into a settlement agreement with (the “Shaw Stockholders”) resolving this lawsuit pursuant to which the Company received a three-month irrevocable proxy from the Shaw Stockholders giving the Company the right to vote the shares of common stock held by them. Upon payment of $10,000, the Company may extend for 45 days the expiration date of the irrevocable proxies.

Commitments

In April 2020, the Company entered into an amendment to its employment agreement, dated January 1, 2017, with Paul Gavin (the “Amendment”), to extend the term of employment to December 31, 2021, provide for an annual base salary of $400,000 provide for a performance bonus structure for a bonus of up to 50% of base salary upon the Company’s achievement of $2,000,000 EBITDA and additional performance bonus payments for the achievement of EBITDA in excess of $2,000,000 based on a percentage of the incremental increase in EBITDA (ranging from 10% of the incremental increase in EBITDA if the Company achieves over $2,000,000 and up to $7,000,000 in EBITDA, 8% of the incremental increase in EBITDA if the Company achieves over $7,000,000 and up to $12,000,000 in EBITDA and 3% of the incremental increase in EBITDA over $12,000,000), provide for a profits-based additional bonus of up to $250,000 in certain limited circumstances, and provide for one (1) year severance, plus a pro-rated amount of any unpaid bonus earned by him during the year as verified by the Company’s principal financial officer, if Mr. Galvin is terminated without cause. At the Company’s option, up to fifty (50%) percent of the EBITDA performance bonuses may be paid in restricted stock units if then available for grant under the Company’s Incentive Plan.

On July 5, 2022, the Company entered into an amendment to its employment agreement, dated January 1, 2017, as amended, with Paul Galvin, to provide for the payment of an annual base salary of $500,000 and on September 19, 2023 the agreement was amended to increase the annual base salary to $750,000. All other terms of the employment agreement remain in full force and effect.

On May 1, 2023, the Company appointed Patricia Kaelin as the Company’s Chief Financial Officer and entered into an employment agreement with Patricia Kaelin (the “Kaelin Employment Agreement”) to employ Ms. Kaelin in such capacity for an initial term of two (2) years, which provides for an annual base salary of $250,000, a discretionary bonus of up to 20% of her base salary upon achievement of objectives as may be determined by the Company’s board of directors and severance in the event of a termination without cause on or after September 30, 2023 in amount equal to equal to one year’s annual base salary and benefits. The Kaelin Employment Agreement also provides for the grant to Ms. Kaelin of a restricted stock grant under the Company’s Stock Incentive Plan, as amended and as available for grant, of 60,000 shares of the Company’s common stock, vesting quarterly on a pro-rata basis over the next eighteen (18) months of continuous service. Ms. Kaelin is subject to a one-year post-termination non-compete and non-solicit of employees and clients. She is also bound by confidentiality provisions. During July 2023, Ms. Kaelin’s annual base salary was adjusted to $300,000, retroactive to May 1, 2023.

20.	Commitments and Contingencies

Legal Proceedings

The Company is subject to certain claims and lawsuits arising in the normal course of business. The Company assesses liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. Where it is probable that the Company will incur a loss and the amount of the loss can be reasonably estimated, the Company records a liability in our consolidated financial statements. These legal accruals may be increased or decreased to reflect any relevant developments on a quarterly basis. Where a loss is not probable or the amount of the loss is not estimable, the Company does not record an accrual, consistent with applicable accounting guidance. Based on information currently available, advice of counsel, and available insurance coverage, the Company believes that the established accruals are adequate and the liabilities arising from the legal proceedings will not have a material adverse effect on the consolidated financial condition. However, that in light of the inherent uncertainty in legal proceedings there can be no assurance that the ultimate resolution of a matter will not exceed established accruals. As a result, the outcome of a particular matter or a combination of matters may be material to the results of operations for a particular period, depending upon the size of the loss or the income for that particular period.

1.) Pizzarotti Litigation - On or about August 10, 2018 Pizzarotti, LLC filed a complaint against the Company and Mahesh Shetty, the Company’s former President and CFO, and others, seeking unspecified damages for an alleged breach of contract by the Company and another entity named Phipps & Co. (“Phipps”). The lawsuit was filed as Pizzarotti, LLC. v. Phipps & Co., et al., Index No. 653996/2018 and commenced in the Supreme Court of the State of New York for the County of New York. On or about April 1, 2019, Phipps filed cross-claims against the Company and Mr. Shetty asserting claims for indemnification, contribution, fraud, negligence, negligent misrepresentation, and breach of contract. SG Blocks has likewise cross claimed against Phipps for indemnification and contribution, claiming that any damages to the Plaintiff were the result of the acts or omissions of Phipps and its principals.

Pizzarotti’s suit arose from a contract dated April 3, 2018 that it executed with Phipps whereby Pizzarotti, a construction manager, engaged Phipps to perform stone procuring and tile work at a construction project located at 161 Maiden Lane, New York 10038. Pizzarotti’s claims against the Company arise from a purported assignment agreement dated August 10, 2018, whereby Pizzarotti claims that the Company agreed to assume certain obligations of Phipps under a certain trade contract between Pizzarotti and Phipps & Co. Phipps’ claims against the Company arise from a purported Assignment Agreement, dated as of May 30, 2018, between Pizzarotti, Phipps and the Company (the “Assignment Agreement”), pursuant to which, it is alleged, that the Company agreed to provide a letter of credit in connection with the sub-contracted work to be provided by Phipps to Pizzarotti.

The Company believes that the Assignment Agreement was void for lack of consideration and moved to dismiss the case on those and other grounds. On June 17, 2020, the New York Supreme Court entered an order dismissing certain claims against the Company brought by cross claimant Phipps & Co. Specifically, the court dismissed Phipps’ claims for indemnification, contribution, fraud, negligence and negligent misrepresentation. The court did not dismiss Phipps’ claim for breach of the Assignment Agreement. The issue of the validity of the Assignment Agreement, and the Company’s defenses to the claims brought by the plaintiff Pizzarotti, and cross claimant Phipps, are being litigated. The Company maintains that the Assignment Agreement, to the extent valid and enforceable, was properly terminated and/or there are no damages, and, consequently, that the claims brought against the Company are without merit. The Company intends to continue to vigorously defend the litigation. The parties have engaged in written discovery but no depositions have been conducted as of yet. By motion dated February 24, 2021, Pizzarotti moved to stay the entire action pending the outcome of a separate litigation captioned Pizzarotti, LLC v. FPG Maiden Lane, LLCet. al., Index No. 651697/2019, involving some of the same parties (but excluding the Company). Phipps cross moved to consolidate the two actions. The Company opposed both motions. On April 26, 2021, the court denied both motions and directed the parties to meet and confer concerning the scheduling of depositions. On May 10, 2021, the parties jointly filed with the court a proposed order providing the completion of depositions of all parties and nonparties by September 30, 2021. The court has not entered the proposed discovery order and no formal action has been taken by the plaintiff Pizzarotti nor the defendant-cross claimant Phipps since the proposed order was submitted. There are no scheduled hearings or conferences before the court at this time.

Litigation is subject to many uncertainties, and the outcome of this action is not predicted with assurance. The Company is currently unable to predict the possible loss or range of loss, if any, associated with the resolution of this litigation, and, accordingly, the Company has made no provision related to this matter in the consolidated financial statements.

Vendor Litigation

1.) SG Blocks, Inc. v HOLA Community Partners, et. al.

On April 13, 2020, Plaintiff SG Blocks, Inc. (“SG Blocks” or the “Company”) filed a Complaint against HOLA Community Partners (“HCP”), Heart of Los Angeles Youth, Inc. (“HOLA”) (HCP and HOLA are collectively referred to as the “HOLA Defendants”), and the City of Los Angeles (“City”) in the United States District Court for the Central District of California, Case No. 2:20-cv-03432-ODW (“HOLA Action”). The Company asserted seven claims against HOLA Defendants arising out of and related to the HOLA Project, to wit, for: (1) breach of contract; (2) conversion; (3) default and judicial foreclosure under the Agreement as a security agreement; (4) misappropriation of trade secrets under California Civil Code section 3426; (5) misappropriation of trade secrets under 18 U.S.C. § 1836; and (6) intentional interference with contractual relations. On April 20, 2020, HOLA filed a separate action against the Company in the Los Angeles Superior Court arising out of the HOLA Project, asserting claims of (1) negligence; (2) strict products liability; (3) strict products liability, (4) breach of contract; (5) breach of express warranty; (6) violation of Business and Professions Code § 7031(b); and (7) violation of California’s unfair competition law, Business and Professions Code section 17200 (“UCL”) (“HOLA State Court Action”). The HOLA State Court Action was removed to the Central District of California and consolidated with the HOLA Action.

On January 22, 2021, the Company filed a Third-Party Complaint in the HOLA Action against Third-Party Defendants Teton Buildings, LLC, Avesi Construction, LLC, and American Home Building and Masonry Corp (“AHB”) for indemnity and contribution with respect to HOLA’s claims. The Company has also notified its general liability carrier Sompo International regarding coverage concerning HOLA’s claims On February 25, 2021, the Court entered an order dismissing the Company’s claims for (1) breach of contract; (2) conversion; (3) default and judicial foreclosure under the Agreement as a security agreement; (4) misappropriation of trade secrets under California Civil Code section 3426; (5) misappropriation of trade secrets under 18 U.S.C. § 1836; but denied dismissal of the Company’s claims for intentional interference with contractual relations. The Court also denied the Company’s motion to dismiss HOLA’s claims.

On March 12, 2021, the HOLA Defendants filed an answer to the Company’s complaint against it denying liability and asserting affirmative defenses. On March 12, 2021, the Company filed an answer to the HOLA Defendants’ First Amended Consolidated Complaint against it, denying liability and asserting affirmative defenses.

On April 26, 2021, the Company and the HOLA Defendants filed a Joint Stipulation to Dismiss HOLA Community Partners’ Sixth Claim for Relief (violation of California Business and Professions Code §7031(b)), with prejudice, pursuant to Fed. R. Civ. P. 41(a)(1)(A)(ii).

On July 23, 2021, the Company filed a First Amended Third-Party Complaint adding the following additional third party defendants seeking, inter alia, contractual indemnity, equitable indemnity; and contribution: American Home Building and Masonry Corp. (“American Home”), Anderson Air Conditioning, L.P. (“Anderson”). Broadway Glass and Mirror, Inc. (“Broadway”), Marne Construction, Inc. (“Marne”), The McIntyre Company (“McIntyre”), Dowell & Bradley Construction, Inc. dba J R Construction (“JR Construction”) Junior Steel Co. (“Junior Steel”) Saddleback Roofing, Inc. (“Saddleback”) Schindler Elevator Corporation (“Schindler”) U.S. Smoke & Fire Corp. (“U.S. Smoke”) and FirstForm, Inc. (“FirstForm”) (collectively the “Additional Third Party Defendants”).

On September 2, 2021, Schindler Elevator Corp. filed its answer to the First Amended Third-Party Complaint. On September 3, 2021, Junior Steel Co. filed its answer to the First Amended Third-Party Complaint. On September 7, 2021, Anderson Air Conditioning, L.P. filed its answer to the First Amended Third-Party Complaint. On October 6, 2021, the McIntyre Group filed its answer to the First Amended Third-Party Complaint.

On February 7, 2022, the Company filed a request for entry of a Clerk’s default against the following defendants: American Home Building and Masonry Corp., Avesi Construction, Marne Construction, Inc., FirstForm, Inc., Dowell & Bradley Construction, Inc, Saddleback Roofing, Inc., and US Smoke and Fire Corp. On February 9, 2022, the court entered a clerk’s default pursuant to Federal Rule 55 against the following defendants: American Home Building and Masonry Corp. Avesi Construction, Dowel & Bradley Construction, Inc., Saddleback Roofing Inc. and US smoke and Fire Corp. The parties that have answered and appeared in the case are currently engaged in discovery. The cut-off for fact discovery has been extended to September 12, 2022, and a trial has been set for January 31, 2023.

On or about December 31, 2022, the parties who appeared in the HOLA Action executed a Settlement Agreement and Release. On February 28, 2023 the court “so ordered” the parties’ stipulation dismissing all causes of action against the parties to the Settlement Agreement and Release.

2.) Teton Buildings, LLC

(i) On January 1, 2019, SG Blocks commenced an action against Teton Buildings, LLC (“Teton”) in Harris County, Texas (“Teton Texas Action”) to recover approximately $2,100,000 arising from defendant’s breach of the operative contract related to Heart of Los Angeles construction project in Los Angeles (the “HOLA Project”) entered into on or about June 2, 2017. The Petition brought claims of breach of contract, negligence, and breach of express warranty. In or about February 2022 SG Blocks dismissed without prejudice the Teton Texas Action.

(ii) On or about September 12, 2018, the Company entered into a Firm Price Quote and Purchase (the “GVL Contract”) with Teton to govern the manufacture and provision of 23 shipping containers and modular units (the “Teton GVL Modules”) for the Four Oaks Gather GVL project in South Carolina (the “GVL Project.”). The Company maintains that Teton breached the GVL Contract by (i) failing to timely deliver the Teton GVL Modules, (ii) delivering Teton GVL Modules that were defective in their design and manufacture, (iii) otherwise failed to meet South Carolina Building Code regulations and (iv) breached applicable warranties. As a result of the breach and defects in performance, design and manufacture by Teton, Company asserts that it has sustained $761,401.66 in actual and consequential damages, excluding attorney’s fees. On October 16, 2019, Teton filed for Chapter 11 in the United States Bankruptcy Court for Southern District of Texas, Houston Division styled In re: Teton Buildings, LLC and bearing the case number 19-35811. On February 11, 2020, the Company filed a proof of claim again Teton in the amount of $2,861,401.66 arising from the HOLA Project and the GVL Contract.

On or about March 16, 2020, the Bankruptcy Court converted Teton’s Chapter 11 reorganization case to a Chapter 7 liquidation case. On July 18, 2019, Ronald Sommers, the Chapter 7 Trustee, filed a Report of No Distribution stating that there is no property available for distribution to creditors. On August 20, 2019, the Bankruptcy Court closed the Teton bankruptcy case. As such, there is no prospect of any recovery against Teton.

On January 22, 2021, the Company filed a third-party complaint against Teton in the United States District Court for the Central District of California, Case No. 2:20−cv−03432 in the HOLA Action (described above), seeking to determine Teton’s liability in its capacity as a bankruptcy debtor in order to collect any damages payable from Teton’s liability insurance carrier or carriers. On July 23, 2021, the Company filed a First Amended Third-Party Complaint against Teton and other named third party defendants (see #2 below). Teton has been served with the First Amended Third-Party Complaint and on or about February 11, 2022, Teton filed an answer and affirmative defenses.

On or about December 31, 2022, the parties who appeared in the HOLA Action, including Teton by and through its insurance carrier, executed a Settlement Agreement and Release. On February 28, 2023 the court “so ordered” the parties’ stipulation dismissing all causes of action against the parties to the Settlement Agreement and Release.

3.) SG Blocks, Inc. v. EDI International, PC.-

On June 21, 2019, SG Blocks filed a lawsuit against EDI International, PC, a New Jersey corporation, in the Superior Court of the State of California, County of Los Angeles, Central District, in connection with the parties’ consulting agreement, dated June 29, 2016, pursuant to which EDI International, PC, was to provide, for a fee, certain architectural and design services for the HOLA Project. SG Blocks, Inc. claims that EDI International, PC, tortiously interfered with SG Blocks, Inc’s economic relationship with HOLA Community Partners and Heart of Los Angeles Youth, Inc. EDI International, PC, filed a cross-complaint for alleged unpaid fees and tortious interference with EDI International, PC’s contractual relationship with HOLA Community Partners and Heart of Los Angeles Youth, Inc. EDI International, PC’s cross-complaint seeks in excess of $30,428.71 in damages.

On July 8, 2020, SG Blocks, Inc. added PVE LLC as a defendant in the lawsuit, claiming PVE LLC is liable to the same extent as EDI International, PC. The case is currently in the discovery stage and a trial date has been set for May 2, 2022.

On May 14, 2021, EDI accepted the Company’s Statutory Offer of Compromise, pursuant to California Code of Civil Procedures §998, to settle EDI’s cross-claims. On July 26, 2021, the Company and EDI entered into a certain General Release agreement whereby in exchange for payment by the Company in the amount of $67,125.83 EDI released SG Blocks from all liabilities and damages related to EDI’s cross-claims. The Company continues to prosecute its claim against EDI for tortious interference with the Company’s economic relationship with HOLA Community Partners and Heart of Los Angeles Youth, Inc. The discovery period has concluded and a trial date has been set for October 2023.

Litigation is subject to many uncertainties, and the outcome of this action is not predicted with assurance. The Company is currently unable to predict the outcome or possible recovery or loss or range of loss, if any, associated with the resolution of this litigation, and, accordingly, the Company has made no provision related to this matter in the consolidated financial statements.

Other Litigation

1.) SG Blocks, Inc. v. Osang Healthcare Company, Ltd.,

On April 14, 2021, the Company commenced an action against Osang Healthcare Company, Ltd. (“Osang”) in the United States District Court, Eastern District of New York, Case No. 21-01990 (“Osang Action”). The Company has asserted that Osang materially breached a certain Managed Supply Agreement (“MSA”) entered into between the parties on October 12, 2020, pursuant to which the Company received on consignment two million (2,000,000) units of Osang’s “Genefinder Plus RealAmp Covid-19 PCR Test” (the “Covid-19 Test”) for domestic and international distribution. The Company has also asserted that Osang breached the covenant of good faith and fair dealing, fraudulently induced it to enter into the MSA, and violated §349 of the New York General Business Law’s prohibition of deceptive business practices.

On June 18, 2021, Osang served a motion to dismiss the Osang Action pursuant to Rule 12(b)(6) of the Federal Rules of Civil Procedure. On July 30, 2021, the Company served its opposition to the motion to dismiss. On September 22, 2022, the court entered an order granting in part and denying in part Osang’s motion to dismiss. The court denied that part of Osang’s motion that sought dismissal of the Company’s causes of action for breach of contract (but denied recovery of lost profits) and fraud, but dismissed the Company’s causes of action for breach of implied covenant of good faith and fair dealing, indemnification, accounting, and violation of the New York Unlawful and Deceptive Trade Practices Act (GBL §349).

A status conference was held on November 16, 2022 at which time the Court entered a scheduling order for the conducting of discovery. Discovery is ongoing. A settlement conference was held by the Court on March 14, 2023.

Litigation is subject to many uncertainties, and the outcome of this action is not predicted with assurance. The Company is currently unable to predict the outcome or possible recovery, if any, associated with the resolution of this litigation, and, accordingly, the Company has made no provision related to this matter in the consolidated financial statements.

Commitments

In April 2020, the Company entered into an amendment to its employment agreement, dated January 1, 2017, with Paul Gavin (the “Amendment”), to extend the term of employment to December 31, 2021, provide for an annual base salary of $400,000, provide for a performance bonus structure for a bonus of up to 50% of base salary upon the Company’s achievement of $2,000,000 EBITDA and additional performance bonus payments for the achievement of EBITDA in excess of $2,000,000 based on a percentage of the incremental increase in EBITDA (ranging from 10% of the incremental increase in EBITDA if the Company achieves over $2,000,000 and up to $7,000,000 in EBITDA, 8% of the incremental increase in EBITDA if the Company achieves over $7,000,000 and up to $12,000,000 in EBITDA and 3% of the incremental increase in EBITDA over $12,000,000), provide for a profits-based additional bonus of up to $250,000 in certain limited circumstances, and provide for one (1) year severance, plus a pro-rated amount of any unpaid bonus earned by him during the year as verified by the Company’s principal financial officer, if Mr. Galvin is terminated without cause. At the Company’s option, up to fifty (50%) percent of the EBITDA performance bonuses may be paid in restricted stock units if then available for grant under the Company’s Stock Incentive Plan. All other terms of the employment agreement remain in full force and effect.

On July 5, 2022, the Company entered into an amendment to its employment agreement, dated January 1, 2017, as amended, with Paul Galvin, to provide for the payment of an annual base salary of $500,000. All other terms of the employment agreement remain in full force and effect.